Acquisitions (Details 2) - USD ($)	Jun. 30, 2020	Dec. 31, 2019
Provisional Purchase Consideration at preliminary fair value:
Amount of consideration	$ 2,125,500
Assets acquired and liabilities assumed at preliminary fair value
Cash	1,501,285
Accounts receivable	235,746
Inventories	1,457,489
Net tangible assets acquired (liabilities assumed)	$ (157,052)
Goedeker [Member]
Provisional Purchase Consideration at preliminary fair value:
Note payable, net of $462,102 debt discount and $215,500 of capitalized financing costs		$ 3,422,398
Contingent note payable		81,494
Non-controlling interest		979,523
Amount of consideration		4,483,415
Assets acquired and liabilities assumed at preliminary fair value
Cash
Accounts receivable		456,182
Inventories		1,851,251
Working capital adjustment receivable and other assets		1,104,863
Property and equipment		216,286
Customer related intangibles		749,000
Marketing related intangibles		1,368,000
Accounts payable and accrued expenses		(3,929,876)
Customer deposits		(2,308,307)
Other liabilities
Net tangible assets acquired (liabilities assumed)		(492,601)
Total net assets acquired (liabilities assumed)		(492,601)
Consideration paid		4,483,415
Preliminary goodwill		$ 4,976,016